Schedule of Target Assets Allocation (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension and Other Postretirement Benefits Disclosure [Line Items]
Other securities, Target Allocation	100.00%
Total	100.00%	100.00%
Equity Securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Other securities, Target Allocation	55.00%
Total	59.00%	57.00%
Debt Securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Other securities, Target Allocation	31.00%
Total	29.00%	33.00%
Hedge Funds
Pension and Other Postretirement Benefits Disclosure [Line Items]
Other securities, Target Allocation	7.00%
Total	4.00%	5.00%
Real Estate
Pension and Other Postretirement Benefits Disclosure [Line Items]
Other securities, Target Allocation	7.00%
Total	7.00%	4.00%
Cash and Cash Equivalents
Pension and Other Postretirement Benefits Disclosure [Line Items]
Total	1.00%	1.00%